Other reserves (Tables)	12 Months Ended
Dec. 31, 2021
Other reserves,
Summary of other reserves

	Foreign
	currency	Cash flow	Cost of		Total
	translation	hedge	hedging	Other	other
	reserve	reserve	reserve	reserves	reserves
	$’m	$’m	$’m	$’m	$’m
January 1, 2019	9	(19)	2	—	(8)
Total other comprehensive income/(expense) for the year	1	(9)	(2)	—	(10)
Hedging losses transferred to cost of inventory	—	14	—	—	14
December 31, 2019	10	(14)	—	—	(4)

January 1, 2020	10	(14)	—	—	(4)
Total other comprehensive (expense)/income for the year	(42)	9	—	—	(33)
Hedging losses transferred to cost of inventory	—	22	—	—	22
December 31, 2020	(32)	17	—	—	(15)

January 1, 2021	(32)	17	—	—	(15)
Total other comprehensive income for the year pre AMP Transfer	14	41	—	—	55
Hedging gains transferred to cost of inventory pre AMP Transfer	—	(6)	—	—	(6)
Capital contribution (note 19)	—	—	—	113	113
AMP Transfer (1)	—	—	—	(5,924)	(5,924)
Business Combination (2)	—	—	—	164	164
Total other comprehensive income for the period post AMP Transfer	(10)	107	—	—	97
Hedging gains transferred to cost of inventory post AMP Transfer	—	(77)	—	—	(77)
December 31, 2021	(28)	82	—	(5,647)	(5,593)

Schedule of Impact on other reserves

$’m
Equity issued to AGSA (see note 17)	4,988
AMP Promissory Note (see note 19)	1,085
Cash payment (see cash flow statement)	574
Initial fair value of Earnout Shares (see note 21)	284
Total consideration given	6,931
Less aggregate carrying value of net assets acquired *	(323)
Impact from predecessor accounting	6,608
Non-cash capital contribution (see note 19)	(814)
Other reserves on AMP Transfer at date of reorganization	130
Total impact on other reserves	5,924

Schedule of equity and warrants to issued or exchanged and cost for listing services

	Shares	$’m
Class A stockholders	30,175,827
Class F stockholders	9,843,750
Total shares to be issued to Gores Holdings V stockholders	40,019,577
Market value per share at the Closing Date	$10.59
Fair value of shares to be issued to Gores Holdings V in consideration for combination		424
Net assets of Gores Holdings V at Closing Date (including fair value of assumed Public and Private Warrants as discussed in note 21)		219
Difference - being IFRS 2 cost for listing services		205